EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS
EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS

NOTE 8. EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS

CMG has a 49% ownership interest in Care Smile, LLC (Care Smile) which is accounted for under the equity method. Care Smile is a dental care organization with majority ownership by the dental provider, who is the spouse of a board member, owner, and management individual of CareMax. The balance of the equity investment in Care Smile was $  —  0- as of March 31, 2021 and December 31, 2020, as a result of accumulated losses. There were no contributions to or distributions from Care Smile during the three months ended March 31, 2021 and the year ended December 31, 2020. Summarized financial information for Care Smile as of March 31, 2021 and December 31, 2020 is as follows:

	March 31, 2021	December 31, 2020
Total Assets	$93,591	$93,720
Total Liabilities	$243,833	$243,926

Care Smile recorded a net loss of $46 for the three months ended March 31, 2021 and a net profit of $26,752 for the three months ended March 31, 2020.

MHP pays for dental services provided to enrollees by Care Smile on a capitated basis. Total capitation payments for the three months ended March 31, 2021 and 2020 were $0 and $182,000, respectively.

Care Optimize, LLC ("Care Optimize") is an affiliate of CMG and is a consulting and technology company that helps physicians move along the valued based care spectrum, from fee for service to the full value-based care model practiced by CMG. During the three months ended March 31, 2021, CMG advanced Care Optimize funds to help further product development of Care Optimize's proprietary technology platform.

NOTE 8. EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS

CMG has a 49% ownership interest in Care Smile, LLC (Care Smile) which is accounted for under the equity method. Care Smile is a dental care organization with majority ownership by the dental provider, who is the spouse of a board member, owner, and management individual of CareMax. The balance of the equity investment in Care Smile was $‑0‑ as of December 31, 2020 and 2019, as a result of accumulated losses. There were no contributions to or distributions from Care Smile during the years ended December 31, 2020 and 2019.  Summarized financial information for Care Smile as of and for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Net Loss	$(96,927)	$(20,630)
Total Assets	$93,720	$—
Total Liabilities	$243,926	$53,278

MHP pays for dental services provided to enrollees by Care Smile on a capitated basis. Total capitation payments for the years ended December 31, 2020 and 2019 were approximately $222,000 and $637,000, respectively.